Identified Intangible Assets, Finite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Identified Intangible Assets By Major Class [Abstract]
Gross Assets, Finite-lived Intangible Assets	$ 7,921	$ 7,840
Accumulated Amortization	(4,466)	(3,537)
Net	3,455	4,303
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	1,169	1,242	1,165
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Future Amortization Expense, 2015	849
Future Amortization Expense, 2016	720
Future Amortization Expense, 2017	442
Future Amortization Expense, 2018	272
Future Amortization Expense, 2019	242
Acquisition-related Developed Technology [Member]
Identified Intangible Assets By Major Class [Abstract]
Gross Assets, Finite-lived Intangible Assets	3,009	2,922
Accumulated Amortization	(2,192)	(1,691)
Net	817	1,231
Identified Intangible Assets, Acquired During Period [Abstract]
Identified Intangible Assets Acquired During Period	175	114
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	6 years	5 years
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Future Amortization Expense, 2015	330
Future Amortization Expense, 2016	240
Future Amortization Expense, 2017	91
Future Amortization Expense, 2018	69
Future Amortization Expense, 2019	60
Acquisition-related Customer Relationships [Member]
Identified Intangible Assets By Major Class [Abstract]
Gross Assets, Finite-lived Intangible Assets	1,698	1,760
Accumulated Amortization	(1,001)	(828)
Net	697	932
Identified Intangible Assets, Acquired During Period [Abstract]
Identified Intangible Assets Acquired During Period	79	60
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	9 years	7 years
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Future Amortization Expense, 2015	247
Future Amortization Expense, 2016	229
Future Amortization Expense, 2017	141
Future Amortization Expense, 2018	35
Future Amortization Expense, 2019	15
Acquisition-related Trade Names [Member]
Identified Intangible Assets By Major Class [Abstract]
Gross Assets, Finite-lived Intangible Assets	61	65
Accumulated Amortization	(49)	(44)
Net	12	21
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Future Amortization Expense, 2015	9
Future Amortization Expense, 2016	3
Future Amortization Expense, 2017	0
Future Amortization Expense, 2018	0
Future Amortization Expense, 2019	0
Licensed Technology and Patents [Member]
Identified Intangible Assets By Major Class [Abstract]
Gross Assets, Finite-lived Intangible Assets	3,153	3,093
Accumulated Amortization	(1,224)	(974)
Net	1,929	2,119
Identified Intangible Assets, Acquired During Period [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)	8 years	10 years
Finite Lived Intangible Assets Purchased	93	36
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Future Amortization Expense, 2015	263
Future Amortization Expense, 2016	248
Future Amortization Expense, 2017	210
Future Amortization Expense, 2018	168
Future Amortization Expense, 2019	167
Cost of sales [Member] | Acquisition-related Developed Technology [Member]
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	600	576	557
Cost of sales [Member] | Licensed Technology and Patents [Member]
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	275	272	214
Amortization of acquisition-related intangibles [Member] | Acquisition-related Customer Relationships [Member]
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	284	279	296
Amortization of acquisition-related intangibles [Member] | Acquisition-related Trade Names [Member]
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	10	12	12
Reduction of revenue [Member] | Other Intangible Assets [Member]
Identified Intangible Assets, Amortization Expenses [Abstract]
Amortization of intangibles	$ 0	$ 103	$ 86